Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

NOTE 12—QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table presents certain unaudited quarterly financial information for the eight quarters ended December 31, 2016. This information has been prepared on the same basis as the audited consolidated financial statements and includes all adjustments necessary to state fairly the unaudited quarterly results of operations. Net loss per common share, basic and diluted for the four quarters of each fiscal year, may not sum to the total for the fiscal year because of the different weighted average number of shares outstanding in each of the periods.

2016	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(in thousands, except per share data)
Revenue	$—	$—	$—	$—

Net income (loss)	$(7,852)	$(6,864)	$(5,696)	$(3,682)

Net income (loss) per common share
Basic	$(0.11)	$(0.10)	$(0.08)	$(0.05)

Diluted	$(0.11)	$(0.10)	$(0.08)	$(0.05)

2015	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(in thousands, except per share data)
Revenue	$3,681	$3,680	$3,680	$65,874

Net income (loss)	$(11,154)	$(8,306)	$(6,431)	$69,713

Net income (loss) per common share
Basic	$(0.17)	$(0.12)	$(0.09)	$0.98

Diluted	$(0.17)	$(0.12)	$(0.09)	$0.86